Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000105122
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Mid Cap Dividend Value Fund - Class A
C000105123
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Mid Cap Dividend Value Fund - Class I
C000080997
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Small Cap Dividend Value Fund - Class A
C000080998
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Small Cap Dividend Value Fund - Class I
C000051528
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Small-Mid Cap Value Fund - Class A
C000053918
Account Value [Line Items]
Line Graph and Table Measure Name	KEELEY Small-Mid Cap Value Fund - Class I
Russell 1000 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 34,251	$ 25,244	$ 20,830	$ 25,163	$ 19,214	$ 16,563	$ 15,946	$ 13,541	$ 11,423	$ 9,939
Russell 1000 Index
Account Value [Line Items]
Account Value	10,000	34,251	25,244	20,830	25,163	19,214	16,563	15,946	13,541	11,423	9,939
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000	23,211	18,311	16,810	21,973	14,879	14,821	16,267	14,116	11,691	10,125
Russell 3000 Index
Account Value [Line Items]
Account Value	10,000	33,432	24,730	20,530	24,924	18,899	16,434	15,967	13,580	11,440	9,951
Russell 3000 Index
Account Value [Line Items]
Account Value	10,000	33,432	24,730	20,530	24,924	18,899	16,434	15,967	13,580	11,440	9,951
Russell Midcap Value Index
Account Value [Line Items]
Account Value	10,000	23,527	18,237	16,422	18,998	13,342	14,392	14,166	13,019	11,483	9,793
Russell Midcap Value Index
Account Value [Line Items]
Account Value	10,000	23,527	18,237	16,422	18,998	13,342	14,392	14,166	13,019	11,483	9,793
Russell 2000 Value Index
Account Value [Line Items]
Account Value	10,000	22,042	17,511	16,238	19,727	12,035	14,139	15,408	14,093	11,691	9,840
Russell 2000 Value Index
Account Value [Line Items]
Account Value	10,000	22,042	17,511	16,238	19,727	12,035	14,139	15,408	14,093	11,691	9,840
Russell 2500 Value Index
Account Value [Line Items]
Account Value	10,000	22,553	17,816	16,001	18,903	12,244	14,013	14,650	13,289	11,481	9,756
Russell 2500 Value Index
Account Value [Line Items]
Account Value	$ 10,000	$ 22,553	$ 17,816	$ 16,001	$ 18,903	$ 12,244	$ 14,013	$ 14,650	$ 13,289	$ 11,481	$ 9,756